Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Inventories
Products	¥ 5,639,670		¥ 5,628,201
Others	32,050		28,979
Inventories	5,671,720		5,657,180
Inventory write-down	(518,307)		(625,111)
Total	¥ 5,153,413	$ 736,928	¥ 5,032,069